INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories
	As of December 31,
	2 0 2 3	2 0 2 2

Raw materials	50,156	38,050
Service inventory	31,407	26,069
Work in process	31,873	25,676
Finished goods	24,762	26,805
	138,198	116,600